Filed Pursuant to Rule 497(e)
                                                 Registration File No.: 33-83750


                                  SUPPLEMENT TO
                        INCOME MANAGER(R) ACCUMULATOR(SM)
                          PROSPECTUS DATED MAY 1, 1997

          COMBINATION VARIABLE AND FIXED DEFERRED ANNUITY CERTIFICATES

                                   Issued By:
            The Equitable Life Assurance Society of the United States

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The following supplements the information in "Appendix II: Qualified Plan
Certificates." Capitalized terms in this supplement have the same meaning as in the prospectus.

AVAILABILITY OF THE CERTIFICATES

When issued in connection with a qualified plan, NQ Certificates are available for Annuitant issue ages 20 through 70.

CONTRIBUTIONS UNDER THE CERTIFICATES

The minimum initial contribution is $5,000. Subsequent Contributions of at least $1,000 may be made at any time until the Annuitant attains age 71.

baseBUILDER BENEFITS

If the Combined Guaranteed Minimum Death Benefit and Guaranteed Minimum Income Benefit described in Part 3 of the prospectus is elected, the Guaranteed Minimum Income Benefit may be exercised only after the trustee of the plan changes ownership of the Certificate to the Annuitant and the Annuitant as the new Owner, converts such Certificate to an IRA Certificate according to our rules at the time of the change. The change of ownership and conversion to an IRA Certificate may only occur when the Annuitant will no longer be a participant in the qualified plan.

ANNUITY BENEFITS AND PAYOUT ANNUITY OPTIONS

The only annuity benefits available under a Certificate issued in connection with a qualified plan are a Life Annuity 10 Year Period Certain, or a Joint and Survivor Life Annuity 10 Year Period Certain. Income Manager Payout Annuity Options are available only after the NQ Certificate is converted to an IRA Certificate. See "Annuity Benefits and Payout Annuity Options" in Part 3 of the prospectus.

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Income Manager is a registered service mark and Accumulator is a service mark of
           The Equitable Life Assurance Society of the United States.

SUPPLEMENT DATED SEPTEMBER 25, 1997

EQQPSUP-9/97